COMMITMENTS AND CONTINGENCIES - Lease (Details Narrative)	9 Months Ended
	Sep. 30, 2012 sqft
Number of non-cancelable lease agreements	3
First non-cancelable lease agreements for office space (Enterprise in which CEO and Family are shareholders)
Sub-lease area	4,500
Description of sublease location	18475 Bandilier Circle, unit A, Fountain Valley, CA.
Sub-lease term period	4 years 11 months	[1]
Second non-cancelable lease agreements
Sub-lease area	4,786
Description of sublease location	18350 Mt. Langley Street, Fountain Valley, CA.
Sub-lease term period	1 year 7 months	[2]
Third non-cancelable lease agreements
Sub-lease area	6,034
Description of sublease location	18475 Bandilier Circle, unit B, Fountain Valley, CA.
Sub-lease term period	3 years 7 months	[3]

[1]	January 1, 2011 and ends at November 30, 2015.
[2]	September 1, 2011 and ends at February 28, 2013.
[3]	May 1, 2012 and ends at November 30, 2015.